INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net income before taxes	$ 39,486	$ 63,426	$ 60,095
Statutory tax expenses	5,042	8,100	7,674
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	144	172	181
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(131)	441	203
Change in tax reserve for uncertain tax positions	850	619	1,248
Different tax rates of deferred taxes			(226)
Effect of foreign operations taxed at various rates	1,173	2,034	1,888
Foreign Derived Intangible Income benefit	(768)	(1,534)
Tax credits	(777)	(664)	(1,650)
Adjustments for previous year's tax	(2,121)	(159)	4,174
Change in valuation allowance	898
Other	5	42	144
Total reconciling items	(727)	951	5,962
Income tax expenses	$ 4,315	$ 9,051	$ 13,636